Appendix II	12 Months Ended
Dec. 31, 2017
Appendix II
Appendix II

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2017, 2016 and 2015

(Expressed in thousands of Euros)

	Bioscience			Hospital			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Revenues from external customers	3,429,785	3,195,424	3,032,111	105,649	102,251	96,245	732,369	691,701	716,838	66,791	57,239	24,466	18,263	34,601	90,289	(34,784)	(31,386)	(25,386)	4,318,073	4,049,830	3,934,563

Total operating income	3,429,785	3,195,424	3,032,111	105,649	102,251	96,245	732,369	691,701	716,838	66,791	57,239	24,466	18,263	34,601	90,289	(34,784)	(31,386)	(25,386)	4,318,073	4,049,830	3,934,563

Profit/(Loss) for the segment	985,495	913,840	896,032	(9,766)	(8,765)	(4,299)	248,080	97,320	96,268	35,598	33,794	3,660	(9,632)	44,324	77,982	(12,305)	(1,316)	(305)	1,237,470	1,079,197	1,069,338

Unallocated expenses																			(234,127)	(139,789)	(98,968)
Operating profit																			1,003,343	939,408	970,370

Finance result																			(287,734)	(233,589)	(271,840)

Share of profit/(loss) of equity accounted investee	(10,434)	(9,396)	—	2,112	(5,611)	—	(9,335)	—	—	1,830	—	—	(4,060)	21,940	(8,280)	—	—	—	(19,887)	6,933	(8,280)

Income tax expense																			(34,408)	(168,209)	(158,809)

Profit for the year after tax																			661,314	544,543	531,441

Segment assets	6,007,153	6,524,922	6,085,211	145,477	86,590	91,877	3,356,185	1,909,447	1,794,389	7,409	8,378	1,321	60,449	40,160	106,374	(22,196)	(11,964)	(10,240)	9,554,477	8,557,533	8,068,932
Equity accounted investments	83,905	104,996	—	—	13,888	—	29,322	43,330	—	44,220	—	—	61,562	39,131	76,728	—	—	—	219,009	201,345	76,728
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,146,778	1,370,894	1,456,055

Total assets																			10,920,264	10,129,772	9,601,715

Segment liabilities	423,415	411,604	387,086	13,560	8,415	3,159	192,720	186,389	192,730	—	—	—	26,903	1,843	209,405	—	—	—	656,598	608,251	792,380
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	6,629,701	5,793,543	5,507,946

Total liabilities																			7,286,299	6,401,794	6,300,326

Other information:
Amortisation and depreciation allocated	157,478	152,821	137,870	6,436	5,915	5,710	40,815	32,180	31,875	—	—	—	2,237	3,445	6,946	—	—	—	206,966	194,361	182,401

Amortisation and depreciation unallocated		—	—		—	—		—	—	—	—	—	—	—	—	—	—	—	8,524	7,508	7,354

Expenses that do not requirecash payments allocated	7,049	16,219	627	(514)	306	108	(4,423)	(2,001)	4,630	—	—	—	—	(32,534)	—	—	—	—	2,112	(18,010)	5,365

Expenses that do not require cash payments unallocated	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(58,752)	4,608	4,794

Additions for the year of property, plant & equipment and intangible assets allocated	227,635	197,741	421,020	10,429	9,193	7,972	70,032	89,760	68,740	198	84	—	20,911	13,313	—	—	—	—	329,205	310,091	497,732

Additions for the year of property, plant & equipment and intangible assets unallocated	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	11,268	12,011	79,082

* As a result of the creation of Bio Supplies segment and intersegments, the Group has reviewed the allocation of balances and transactions by segments. The comparative figures for years 2016 and 2015 have been restated accordingly.

This appendix forms an integral part of note 6 to the consolidated financial statements

APPENDIX II

GRIFOLS, S.A.  AND SUBSIDIARIES

Reporting by geographical area

for the years ended 31 December 2017, 2016 and 2015

(Expressed in thousands of Euros)

	Spain			Rest of European Union			USA + Canada			Rest of World			Consolidated
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015

Net Revenue	242,894	225,273	216,548	444,089	426,223	456,919	2,896,505	2,707,579	2,604,315	734,585	690,755	656,781	4,318,073	4,049,830	3,934,563

Assets by geographical area	899,223	847,467	719,557	2,397,200	2,467,295	2,407,178	7,341,174	6,535,420	6,176,548	282,667	279,590	298,432	10,920,264	10,129,772	9,601,715

Other information:
Additions for the year of property, plant & equipment and intangible assets	62,271	73,365	113,652	80,910	39,603	51,943	188,557	190,358	400,065	8,735	18,776	11,154	340,473	322,102	576,814

This appendix forms an integral part of note 6 to the consolidated financial statements